N-4	Jun. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
Monument Advisor Contract No. JNL-2300 | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class
Monument Advisor Select | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class